Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Sales	$ 2,504,751	$ 1,854,368	$ 5,122,097	$ 3,602,429	$ 7,014,978	$ 2,885,007
Cost of sales	(1,969,977)	(1,690,505)	(3,981,226)	(3,254,550)	(6,136,395)	(2,477,252)
Gross profit	534,774	163,863	1,140,871	347,879	878,583	407,755
General and administrative expenses	2,048,351	1,508,663	3,801,433	2,936,443	6,866,355	5,236,747
Loss from operations	(1,513,577)	(1,344,800)	(2,660,562)	(2,588,564)	(5,987,772)	(4,828,992)
Other income (expense)
Interest expense	(80,769)	(396,725)	(142,298)	(762,766)	(980,867)	(2,855,519)
Derivative expenses	(197,869)	(4,963,451)	(2,259,028)	(4,963,451)	(9,678,390)
Change in fair value of embedded derivative liabilities	502,252	(37,458,479)	(13,015,170)	(35,461,616)	(43,634,482)	(19,416,295)
Loss on debt extinguishment - net	(630,000)		(1,260,000)		(41,129,336)
Other income	4,419	4,147	8,831	4,148	13,275	992
Gain on Debt Extinguishment					2,949,714	209,604
Total other expense - net	(401,967)	(42,814,508)	(16,667,665)	(41,183,685)	(92,460,086)	(22,061,218)
Net income (loss) including non-controlling interest	(1,915,544)	(44,159,308)	(19,328,227)	(43,772,249)	(98,447,858)	(26,890,210)
Net income (loss) attributable to SQL Technologies Corp.	$ (1,915,544)	$ (44,159,308)	$ (19,328,227)	$ (43,772,249)	$ (98,447,858)	$ (26,890,210)
Net loss per share - basic and diluted (in dollars per share)	$ (0.04)	$ (0.98)	$ (0.4)	$ (1)	$ (2.60)	$ (0.76)
Weighted average number of common shares outstanding during the year - basic and diluted (in shares)	48,996,955	45,098,621	48,427,152	43,897,995	37,916,952	35,409,521